Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018
Assets
Cash and balances at central banks		£ 123,629		£ 136,359
Cash collateral and settlement balances		101,323		74,352
Loans and advances at amortised cost		144,664		136,959
Reverse repurchase agreements and other similar secured lending		7,865		1,613
Trading portfolio assets		120,025		104,038
Financial assets at fair value through the income statement		156,243		145,250
Derivative financial instruments		244,422		222,683
Financial assets at fair value through other comprehensive income		55,856		44,994
Investments in associates and joint ventures		732		762
Goodwill and intangible assets		1,282		1,327
Property, plant and equipment		1,628	[1]	947
Current tax assets	[2]	2,041		1,713
Deferred tax assets	[2]	2,677		2,970
Retirement benefit assets	[2]	1,875		1,768
Other assets		5,004		1,965
Total Assets		969,266		877,700
Liabilities
Deposits at amortised cost		215,125		199,337
Cash collateral and settlement balances		93,723		67,736
Repurchase agreements and other similar secured borrowing		5,992		7,378
Debt securities in issue		42,251		39,063
Subordinated liabilities	[2]	36,368		35,327
Trading portfolio liabilities		41,335		36,614
Financial liabilities designated at fair value		229,875		217,741
Derivative financial instruments		243,004		219,592
Current tax liabilities	[2]	613		621
Deferred tax liabilities	[2]	332		0
Retirement benefit liabilities	[2]	287		283
Other liabilities		6,897	[1]	5,170
Provisions		854		1,127
Total liabilities		916,656		829,989
Equity
Called up share capital and share premium	[2]	2,348		2,348
Other reserves	[2]	4,608		3,361
Retained earnings		36,252		34,405
Shareholders equity attributable to ordinary shareholders of the parent		43,208		40,114
Other equity instruments	[2]	9,402		7,595
Total equity excluding non-controlling interests		52,610		47,709
Non-controlling interests	[2]	0		2
Total equity		52,610		47,711
Total liabilities and equity		£ 969,266		£ 877,700

[1]

Barclays Bank PLC adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 0.5 bn, an increase in liabilities of £ 0.5 bn, with no material impact on re tained earnings

[2]	For notes to the Financial Statements see pages 19 to 44